Financial Instruments - Summary of Financial Instrument by Category (Detail) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Cash and cash equivalents	[1]	$ 1,818.3	$ 1,883.1	$ 2,307.7
Financial investments		816.4	869.2
Guarantee Deposits		3.0	1.7
Collateralized accounts receivable			13.9
Contract assets		582.3	461.8
Trade accounts receivable, net		189.0	203.4
Customer and commercial financing		32.0	29.9
Derivative financial instruments		0.1	9.6
Other Assets		50.7	52.0
Financial assets		3,491.8	3,524.6
LIABILITIES
Loans and financing		4,026.9	4,448.0	91.0	$ 3,647.6
Trade accounts payable and other liabilities		826.0	794.5
Lease liability		63.8	64.7	$ 38.6	$ 57.6
Financial guarantee and residual value		18.7	120.8
Derivative financial instruments		5.9	9.9
Other liabilities		218.9	222.5
Financial liabilities		5,160.2	5,660.4
Financial Instruments at amortized cost [member]
ASSETS
Cash and cash equivalents		1,816.0	1,883.1
Financial investments		79.4	51.8
Guarantee Deposits		3.0	1.7
Collateralized accounts receivable			13.9
Contract assets		582.3	461.8
Trade accounts receivable, net		189.0	203.4
Customer and commercial financing		32.0	29.9
Other Assets		50.7	52.0
Financial assets		2,752.4	2,697.6
LIABILITIES
Loans and financing		4,026.9	4,448.0
Trade accounts payable and other liabilities		808.9	772.3
Lease liability		63.8	64.7
Financial guarantee and residual value		18.7	34.6
Other liabilities		218.9	222.5
Financial liabilities		5,137.2	5,542.1
Financial instruments at fair value through other comprehensive income [member]
ASSETS
Cash and cash equivalents		2.3
Financial investments		541.0	513.0
Financial assets		543.3	513.0
LIABILITIES
Trade accounts payable and other liabilities		17.1	22.2
Financial liabilities		17.1	22.2
Financial instruments measured or designated at fair value through profit or loss [member]
ASSETS
Financial investments		196.0	304.4
Derivative financial instruments		0.1	9.6
Financial assets		196.1	314.0
LIABILITIES
Financial guarantee and residual value			86.2
Derivative financial instruments		5.9	9.9
Financial liabilities		$ 5.9	$ 96.1

[1]	Cash and cash equivalents excludes bank overdrafts of US$ 1.5 as of March 31, 2020.